Other Liabilities - Summary of Other liabilities (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023		Oct. 31, 2022
Disclosure Of Other Liabilities [abstract]
Accrued interest payable	$ 4,982	$ 4,530
Defined benefit liability (Note 17)	460	462
Gold and silver certificates	158	119
Brokers' client accounts	5,951	5,907
Derivative collateral payable	4,459	3,381
Negotiable instruments	1,079	1,228
Accrued employee compensation and benefits	3,899	2,580
Accounts payable and accrued expenses	3,202	2,804
Other	5,965	5,642
Total	$ 30,155	$ 26,653	[1]	$ 28,104

[1]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the consolidated financial statements for additional details.